Company's Operations - Equity interests (Details)		3 Months Ended	6 Months Ended	9 Months Ended
	Oct. 03, 2025	Mar. 31, 2026	Jun. 30, 2026	Sep. 30, 2025
Company's Operations [Line Items]
Proportion of ownership interest in subsidiary			100.00%	100.00%
F&E Tecnologia do Brasil S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Biofuel production, except alcohol
Country			Brazil
Proportion of ownership interest in subsidiary			100.00%	100.00%
Fibria Celulose (USA) Inc. (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity			Business office
Country			United States of America
Proportion of ownership interest in subsidiary			100.00%	100.00%
Fibria Terminal de Celulose de Santos SPE S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Port operations
Country			Brazil
Proportion of ownership interest in subsidiary			100.00%	100.00%
FuturaGene Ltda. (Direct) | England
Company's Operations [Line Items]
Main activity			Biotechnology research and development
Country			England
Proportion of ownership interest in subsidiary			100.00%	100.00%
FuturaGene Delaware Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity			Biotechnology research and development
Country			United States of America
Proportion of ownership interest in subsidiary			100.00%	100.00%
FuturaGene Israel Ltda. (Indirect) | ISRAEL
Company's Operations [Line Items]
Main activity			Biotechnology research and development
Country			Israel
Proportion of ownership interest in subsidiary			100.00%	100.00%
FuturaGene Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity			Biotechnology research and development
Country			United States of America
Proportion of ownership interest in subsidiary			100.00%	100.00%
Maxcel Empreendimentos e Participações S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Holding
Country			Brazil
Proportion of ownership interest in subsidiary			100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A. (Indirect) | BRAZIL
Company's Operations [Line Items]
Main activity			Port operations
Country			Brazil
Proportion of ownership interest in subsidiary			100.00%	100.00%
Mucuri Energética S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Power generation and distribution
Country			Brazil
Proportion of ownership interest in subsidiary			100.00%	100.00%
Paineiras Logística e Transportes Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Road freight transport
Country			Brazil
Proportion of ownership interest in subsidiary			100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Port operations
Country			Brazil
Proportion of ownership interest in subsidiary			51.00%	51.00%
Projetos Especiais e Investimentos Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Commercialization of equipment and parts
Country			Brazil
Proportion of ownership interest in subsidiary			100.00%	100.00%
SFBC Participações Ltda. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Packaging production
Country			Brazil
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Argentina S.A.U (Direct) | ARGENTINA
Company's Operations [Line Items]
Main activity			Commercialization of paper and computer materials
Country			Argentina
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Austria GmbH. (Direct) | AUSTRIA
Company's Operations [Line Items]
Main activity			Business office
Country			Austria
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Canada Inc. (Direct) | CANADA
Company's Operations [Line Items]
Main activity			Lignin research and development
Country			Canada
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Ecuador S.A.S. (Direct) | ECUADOR
Company's Operations [Line Items]
Main activity			Business office
Country			Ecuador
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano International Finance B.V. (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity			Financial fundraising
Country			Netherlands
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano International Holding B.V. (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity			Holding
Country			Netherlands
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano International Trade GmbH. (Direct) | AUSTRIA
Company's Operations [Line Items]
Main activity			Business office
Country			Austria
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Packaging LLC (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity			Production of coated and uncoated paperboard, used in the production of Liquid Packaging Board and Cupstock
Country			United States of America
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Material Technology Development Ltd. (Direct) | CHINA
Company's Operations [Line Items]
Main activity			Biotechnology research and development
Country			China
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Netherlands B.V. (Direct) | NETHERLANDS
Company's Operations [Line Items]
Main activity			Financial fundraising
Country			Netherlands
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Operações Industriais e Florestais S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Industrialization, commercialization and exporting of pulp
Country			Brazil
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Pulp and Paper America Inc. (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity			Business office
Country			United States of America
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Pulp and Paper Europe S.A. (Direct) | SWITZERLAND
Company's Operations [Line Items]
Main activity			Business office
Country			Switzerland
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Shanghai Ltda. (Direct) | CHINA
Company's Operations [Line Items]
Main activity			Business office
Country			China
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Shanghai Trading Ltda. (Direct) (1) | CHINA
Company's Operations [Line Items]
Main activity			Business office
Country			China
Proportion of ownership interest in subsidiary				100.00%
Suzano Singapura Pte. Ltda. (Direct) | SINGAPORE
Company's Operations [Line Items]
Main activity			Business office
Country			Singapore
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Trading International KFT(Direct) | HUNGARY
Company's Operations [Line Items]
Main activity			Business office
Country			Hungary
Proportion of ownership interest in subsidiary			100.00%	100.00%
Suzano Ventures LLC (Direct) | UNITED STATES
Company's Operations [Line Items]
Main activity			Corporate venture capital
Country			United States of America
Proportion of ownership interest in subsidiary			100.00%	100.00%
Veracel Celulose S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Industrialization, commercialization and exporting of pulp
Country			Brazil
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation			50.00%	50.00%
Allotrope Energy Ltd (Indirect) | England
Company's Operations [Line Items]
Main activity			Research and development of battery technology based on carbon derived from lignin biomass
Country			England
Proportion of ownership interest in associate		20.00%	19.72%
Biomas Serviços Ambientais, Restauração e Carbono S.A. (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Restoration, conservation and preservation of forests
Country			Brazil
Proportion of ownership interest in associate			16.66%	16.66%
Muçununga Serviços Ambientais, Restauração e Carbono Ltda. (Indirect) | BRAZIL
Company's Operations [Line Items]
Main activity			Restoration, conservation and preservation of forests
Country			Brazil
Proportion of ownership interest in associate			8.33%	8.33%
Ibema Companhia Brasileira de Papel (Direct) | BRAZIL
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of paperboard
Country			Brazil
Proportion of ownership interest in associate			49.90%	49.90%
Simplifyber, Inc. (Indirect) | UNITED STATES
Company's Operations [Line Items]
Main activity			Production of consumer goods through the transformation of cellulose-based liquids
Country			United States of America
Proportion of ownership interest in associate			15.52%	14.20%
Spinnova Plc. (Direct) (“Spinnova”) | FINLAND
Company's Operations [Line Items]
Main activity			Research of sustainable raw materials for the textile industry
Country			Finland
Proportion of ownership interest in associate			18.75%	18.76%
Woodspin Oy (Direct/Indirect) (“Woodspin”) (2) | FINLAND
Company's Operations [Line Items]
Main activity			Development and production of cellulose-based fibers, yarns and textile filaments
Country			Finland
Proportion of ownership interest in associate	100.00%		18.75%	18.76%
Spinnova Refining Oy (Indirect) (2) | FINLAND
Company's Operations [Line Items]
Main activity			Industrialization and commercialization of cellulose, microfiber cellulose and paper
Country			Finland
Proportion of ownership interest in associate			18.75%	18.76%
Bem Agro Integração e Desenvolvimento S.A. (Indirect) | BRAZIL
Company's Operations [Line Items]
Main activity			Software solutions based on artificial intelligence and computer vision for agribusiness
Country			Brazil
Proportion of ownership interest in associate			4.58%	5.82%
Celluforce Inc. (Direct) | CANADA
Company's Operations [Line Items]
Main activity			Nanocrystalline pulp research and development
Country			Canada
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation			8.28%	8.28%
Lenzing Aktiengesellschaft (Indirect) | AUSTRIA
Company's Operations [Line Items]
Main activity			Production of wood-based cellulose fibers
Country			Austria
Proportion of ownership interest in associate			15.00%	15.00%
Nfinite Nanotechnology Inc. (Indirect) | CANADA
Company's Operations [Line Items]
Main activity			Research and development of smart nanocoatings
Country			Canada
Proportion Of Ownership Interest in Equity Securities, accounting method, Joint operation			5.40%	4.90%